Significant accounting policies - Anti-dilutive securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net loss per share attributable to common shareholders	3,070,138	4,384,418	3,006,419	5,003,787
Preferred stock
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net loss per share attributable to common shareholders		1,557,435	1,557,435	1,557,435
Series X preferred stock
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net loss per share attributable to common shareholders	863,162
Unvested restricted stock units
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net loss per share attributable to common shareholders	1,582,220	1,377,999		1,377,999
Common stock warrants
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net loss per share attributable to common shareholders	587,497	1,034,176	1,034,176	1,034,176
SAFE investment
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net loss per share attributable to common shareholders		414,808	414,808
Convertible notes
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net loss per share attributable to common shareholders	37,259			1,034,177